Flow-through Share Premium Liability (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfFlowThroughSharePremiumLiabilityLineItems [Line Items]
Balance, beginning of the year	$ 7	$ 317
Flow-through liability assumed	590
Flow-through funds raised	7,500	557
Flow-through eligible expenditures	(453)	(867)
Balance, end of the year	7,644	7
Québec
DisclosureOfFlowThroughSharePremiumLiabilityLineItems [Line Items]
Balance, beginning of the year	0	0
Flow-through liability assumed	2,391
Flow-through funds raised	17,500	0
Flow-through eligible expenditures	(1,812)	0
Balance, end of the year	18,079	0
Nunavut
DisclosureOfFlowThroughSharePremiumLiabilityLineItems [Line Items]
Balance, beginning of the year	24	433
Flow-through liability assumed	0
Flow-through funds raised	0	1,900
Flow-through eligible expenditures	(24)	(2,309)
Balance, end of the year	0	24
British Columbia
DisclosureOfFlowThroughSharePremiumLiabilityLineItems [Line Items]
Balance, beginning of the year	0	737
Flow-through liability assumed	0
Flow-through funds raised	0	0
Flow-through eligible expenditures	0	(737)
Balance, end of the year	0	0
Total
DisclosureOfFlowThroughSharePremiumLiabilityLineItems [Line Items]
Balance, beginning of the year	24	1,170
Flow-through liability assumed	2,391
Flow-through funds raised	17,500	1,900
Flow-through eligible expenditures	(1,836)	(3,046)
Balance, end of the year	$ 18,079	$ 24